Cover Page - shares	4 Months Ended
	Sep. 30, 2022	Nov. 07, 2022
Cover [Abstract]
Document Type	10-Q/A
Amendment Flag	true
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Entity Registrant Name	FRANKLIN TEMPLETON HOLDINGS TRUST
Entity Central Index Key	0001858258
Document Quarterly Report	true
Document Transition Report	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity Address, State or Province	CA
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity File Number	001-41435
Entity Tax Identification Number	87-6458919
Entity Address, Address Line One	One Franklin Parkway
Entity Address, City or Town	San Mateo
Entity Address, Postal Zip Code	94403-1906
City Area Code	650
Local Phone Number	312-2000
Title of 12(b) Security	Shares of Franklin Responsibly Sourced Gold ETF
Trading Symbol	FGLD
Security Exchange Name	NYSEArca
Entity Common Stock, Shares Outstanding		1,850,000
Amendment Description	Explanatory Note The Registrant is filing this Amendment No. 1 (the “Amendment”) to its Form 10-Q for the quarter ended September 30, 2022 (“Form 10-Q/A”), as originally filed with the U.S. Securities and Exchange Commission on November 14, 2022 (Accession Number 0001193125-22-284225) (the “Original Filing”), for the sole purpose of correcting a typographical error contained in Item 2 “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources.” In accordance with Rule 12b-15 and Rule 13a-14 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), this Amendment also includes new certifications by the Principal Executive Officer and Principal Financial Officer of the Registrant’s Sponsor on behalf of the Registrant dated as of the date of this filing. Except for the correction of the typographical error described above and the inclusion of new certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, this Amendment does not supersede, modify or update any other items or disclosures found in the Original Filing. In addition, this Amendment does not reflect any information, events or transactions occurring after the reporting period of the Original Filing and does not supersede, modify or update those disclosures affected by subsequent events. As a result, information included in the report continues to speak as of the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing together with the Registrant’s other filings with the SEC.